DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	Jun. 20, 2018 USD ($) derivative	Dec. 23, 2016 USD ($)	Nov. 30, 2019 USD ($)	Feb. 23, 2019 USD ($)	Feb. 24, 2018 USD ($)	Dec. 22, 2016	Jan. 30, 2015 USD ($)
Interest rate swaps
Derivative [Line Items]
Notional amount			$ 2,716.2	$ 2,123.2	$ 3,110.0
Interest rate swaps | LIBOR
Derivative [Line Items]
Basis spread on variable rate		0.75%				1.00%
Interest rate swaps | Cash flow hedging
Derivative [Line Items]
Notional amount			2,716.2	2,065.2
Interest rate swaps | Cash flow hedging | Other current liabilities
Derivative [Line Items]
Derivative liability			$ 56.6	21.6
Interest rate swaps | Designated as hedging instrument | Interest expense
Derivative [Line Items]
Loss on cash flow hedges		$ 23.9
Interest rate swaps | Designated as hedging instrument | Cash flow hedging
Derivative [Line Items]
Notional amount				2,065.2	3,052.0
Number of interest rate swap agreements held | derivative	2
Interest rate swaps | Designated as hedging instrument | Cash flow hedging | Other current liabilities
Derivative [Line Items]
Derivative liability				21.6	13.0
Deal-contingent swap
Derivative [Line Items]
Derivative liability							$ (96.1)
Deal-contingent swap | Designated as hedging instrument | Cash flow hedging
Derivative [Line Items]
Notional amount				$ 930.2	$ 1,667.0
First interest rate swap | Designated as hedging instrument | Cash flow hedging
Derivative [Line Items]
Notional amount	$ 339.0
Second interest rate swap | Designated as hedging instrument | Cash flow hedging
Derivative [Line Items]
Notional amount	$ 254.0